INCOME TAXES - Income Tax Reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Tax at statutory federal rate	$ (144,848,000)	$ (78,098,000)	$ (18,586,000)
State tax, net of federal benefit	(21,212,000)	(14,052,000)	(4,649,000)
Stock-based compensation	22,825,000	(7,652,000)	556,000
Section 162(m) limitation	2,009,000	1,834,000	0
Research and development credits, net of uncertain tax position	(12,558,000)	(14,945,000)	(5,915,000)
Warrant revaluation	(641,000)	(2,824,000)	0
SEC Settlement	26,250,000	0	0
Other	(438,000)	408,000	915,000
Change in valuation allowance	128,617,000	114,303,000	27,830,000
Income tax expense (benefit)	$ 4,000.0	$ (1,026,000)	$ 151,000